Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - July | Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $4.79 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.60%
Innovator Growth-100 Power Buffer ETF™ - July | Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $479.11 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
Innovator Growth-100 Power Buffer ETF™ - July | Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $556.73 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator Growth-100 Power Buffer ETF™ - July | Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $407.24 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.70%)